Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 23,840	$ 9,734
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	124	85
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	23,840	9,734
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	124	85
US Treasury [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	2,485
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	1
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	2,485
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	1
US Gov't Agencies [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses
GSE-Mortgage-backed securities and CMO's [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	21,355	9,734
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	123	85
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	21,355	9,734
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	123	85
State and political subdivisions [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses